Parnassus Mid Cap Growth Fund

Portfolio of Investments as of September 30, 2024 (unaudited)

Equities	Shares	Market Value ($)

Building Products (3.9%)

Trane Technologies plc	89,740	34,884,630

Capital Markets (4.8%)

Morningstar Inc.	71,034	22,668,370

MSCI Inc., Class A	34,492	20,106,422

		42,774,792

Chemicals (3.1%)

The Sherwin-Williams Co.	72,133	27,531,002

Commercial Services & Supplies (1.5%)

Cintas Corp.	64,207	13,218,937

Distributors (2.9%)

Pool Corp.	67,164	25,307,395

Diversified Financial Services (1.3%)

Adyen N.V., ADR[q,l]	720,125	11,255,554

Equity Real Estate Investment Trusts (1.9%)

CoStar Group Inc.[q]	222,397	16,777,630

Health Care Equipment & Supplies (4.7%)

Align Technology Inc.[q]	66,596	16,936,695

IDEXX Laboratories Inc.[q]	48,983	24,747,191

		41,683,886

Hotels, Restaurants & Leisure (2.8%)

Hilton Worldwide Holdings Inc.	108,531	25,016,396

Insurance (2.5%)

The Progressive Corp.	85,449	21,683,538

IT Services (1.2%)

Cloudflare Inc., Class Aq	130,793	10,579,846

Life Sciences Tools & Services (9.5%)

Agilent Technologies Inc.	198,841	29,523,912

Mettler-Toledo International Inc.[q]	17,848	26,766,646

Repligen Corp.[q]	69,404	10,328,703

West Pharmaceutical Services Inc.	58,389	17,526,042

		84,145,303

Media (2.6%)

The Trade Desk, Inc., Class Aq	206,498	22,642,506

Multiline Retail (3.4%)

MercadoLibre Inc.[q]	14,467	29,685,705

Professional Services (9.3%)

Broadridge Financial Solutions Inc.	111,530	23,982,296

Equifax Inc.	147,699	43,402,828

Verisk Analytics Inc., Class A	54,962	14,727,618

		82,112,742

Road & Rail (5.1%)

J.B. Hunt Transport Services Inc.	123,265	21,242,257

Old Dominion Freight Line Inc.	120,458	23,927,777

		45,170,034

Semiconductors & Semiconductor Equipment (8.9%)

KLA Corp.	35,771	27,701,420

Monolithic Power Systems Inc.	22,806	21,084,147

Teradyne Inc.	223,335	29,911,257

		78,696,824

Software (22.1%)

Atlassian Corp., Class Aq	114,584	18,197,085

Autodesk Inc.[q]	68,094	18,758,535

Cadence Design Systems Inc.[q]	54,507	14,773,032

Datadog Inc., Class Aq	185,329	21,323,955

Fortinet Inc.[q]	252,877	19,610,611

Guidewire Software Inc.[q]	300,843	55,036,218

Procore Technologies Inc.[q]	149,015	9,197,206

PTC Inc.[q]	93,547	16,900,201

Workday Inc., Class Aq	87,596	21,409,338

		195,206,181

Specialty Retail (5.4%)

O’Reilly Automotive Inc.[q]	16,675	19,202,930

Ross Stores Inc.	191,397	28,807,162

		48,010,092

Technology Hardware, Storage & Peripherals (2.0%)

Western Digital Corp.[q]	264,472	18,060,793

Total investment in equities (98.9%)

(cost $570,095,881)		874,443,786

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%)a

Beneficial State Bank	4.00%	01/15/2025	250,000	247,104

Citizens Trust Bank	1.00%	01/14/2025	200,000	197,705

				444,809

Certificates of Deposit Account Registry Service (0.1%)a

CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: First Business Bank, par 235,500; Frontier Bank, par 141,898; Solera National Bank, par 122,602; (cost $491,044)	4.18%	03/13/2025	500,000	491,044

Community Development Loans (0.0%)a

Root Capital Inc.	1.00%	02/01/2025	100,000	97,984

Vermont Community Loan Fund Inc.	2.00%	10/15/2024	100,000	99,770

				197,754

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (1.3%)

Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	4.78%			11,406,400

Time Deposits (1.1%)

Sumitomo, Tokyo	4.18%	10/01/2024	9,767,860	9,767,860

Total short-term securities (2.5%)

(cost $22,307,867)				22,307,867

Total securities (101.4%)

(cost $592,403,748)				896,751,653

Payable upon return of securities loaned (-1.3%)				(11,406,400)

Other assets and liabilities (-0.1%)				(564,314)

Total net assets (100.0%)				884,780,939

q	This security is non-income producing.

l	This security, or partial position of this security, was on loan at September 30, 2024. The total value of the securities on loan at September 30, 2024 was $11,135,498.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc	Public Limited Company

ADR	American Depositary Receipt

N.V.	Naamloze Vennootschap